Dividend Restrictions and Statutory Requirements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 SGD ($)
PartnerRe Bermuda
Statutory Accounting Practices [Line Items]
Minimum required liquidity ratio (as a percent)	75.00%			75.00%
Percentage of statutory capital and surplus requirement for payment of dividends	120.00%			120.00%
Amount available for dividends without regulatory approval	$ 805
Statutory net income (loss)	900	$ (52)	$ 863
Required statutory capital and surplus	2,751	2,359
Actual statutory capital and surplus	6,022	5,070
PartnerRe Europe
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	28	237	188
Required statutory capital and surplus	1,873	1,618
Actual statutory capital and surplus	$ 2,744	2,417
PartnerRe U.S.
Statutory Accounting Practices [Line Items]
Percentage of statutory capital and surplus requirement for payment of dividends	10.00%			10.00%
Statutory net income (loss)	$ 68	28	(106)
Required statutory capital and surplus	1,244	1,080
Actual statutory capital and surplus	$ 1,369	1,169
PartnerRe Asia
Statutory Accounting Practices [Line Items]
Percentage of basic capital requirement for payment of dividends	120.00%			120.00%
Statutory net income (loss)	$ (22)	(2)	$ 17
Required statutory capital and surplus	50	48		$ 25
Actual statutory capital and surplus	$ 233	$ 253